Loans Receivable (Tables)	12 Months Ended
Dec. 31, 2019
Loans Receivable
Summary of loans and leases outstanding

	December 31,	December 31,
(dollars in thousands)	2019	2018
Mortgage loans held for sale	$33,704	37,695
Real estate loans:
Commercial mortgage	362,590	325,393
Home equity lines and loans	81,583	82,286
Residential mortgage (1)	53,665	53,360
Construction	172,044	116,906
Total real estate loans	669,882	577,945

Commercial and industrial	273,301	254,050
Small business loans	21,616	5,756
Consumer	1,003	701
Leases, net	697	1,335
Total portfolio loans and leases	966,499	839,787
Total loans and leases	$1,000,203	877,482

Loans with predetermined rates	$293,114	264,376
Loans with adjustable or floating rates	707,089	613,106
Total loans and leases	$1,000,203	877,482

Net deferred loan origination (fees) costs	$(1,789)	(1,681)

(1) Includes $10,546 and $11,422 of loans at fair value as of December 31, 2019 and 2018, respectively.

Schedule of components of the net investment in leases

	December 31,	December 31,
(dollars in thousands)	2019	2018
Minimum lease payments receivable	$729	1,420
Unearned lease income	(32)	(85)
Total	$697	1,335

Schedule of age analysis of past due loans and leases

					Total
		90+ days			Accruing	Nonaccrual
December 31, 2019	30-89 days	past due and	Total past		Loans and	loans and	Total loans	Delinquency
(dollars in thousands)	past due	still accruing	due	Current	leases	leases	and leases	percentage
Commercial mortgage	$—	—	—	361,857	361,857	733	362,590	0.20%
Home equity lines and loans	—	—	—	81,046	81,046	537	81,583	0.66
Residential mortgage (1)	4,675	—	4,675	47,446	52,121	1,544	53,665	11.59
Construction	—	—	—	172,044	172,044	—	172,044	—
Commercial and industrial	206	—	206	272,674	272,880	421	273,301	0.23
Small business loans	—	—	—	21,616	21,616	—	21,616	—
Consumer	—	—	—	1,003	1,003	—	1,003	—
Leases	162	—	162	535	697	—	697	23.24
Total	$5,043	—	5,043	958,221	963,264	3,235	966,499	0.86%

(1) Includes $10,546 of loans at fair value as of December 31, 2019 ($9,056 of current, $786 of 30-89 days past due and $704 of nonaccrual).

					Total
		90+ days			Accruing	Nonaccrual
December 31, 2018	30-89 days	past due and	Total past		Loans and	loans and	Total loans	Delinquency
(dollars in thousands)	past due	still accruing	due	Current	leases	leases	and leases	percentage
Commercial mortgage	$—	—	—	324,169	324,169	1,224	325,393	0.38%
Home equity lines and loans	348	—	348	81,855	82,203	83	82,286	0.52
Residential mortgage (1)	195	—	195	51,018	51,213	2,147	53,360	4.39
Construction	—	—	—	116,906	116,906	—	116,906	—
Commercial and industrial	217	—	217	253,356	253,573	477	254,050	0.27
Small business loans	—	—	—	5,756	5,756	—	5,756	—
Consumer	—	—	—	701	701	—	701	—
Leases	49	—	49	1,286	1,335	—	1,335	3.67
Total	$809	—	809	835,047	835,856	3,931	839,787	0.56%

(1) Includes $11,422 of loans at fair value as of December 31, 2018 ($10,098 of current, $187 of 30-89 days past due and $1,137 of nonaccrual).